                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2005
                                               -------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Ridgecrest Investment Management, LLC
Address:    605 Third Avenue, 19th Floor
            New York, New York  10158


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Todd McElroy
Title:  Chief Financial Officer
Phone:  (212) 476-5517


Signature, Place, and Date of Signing:

   /s/ Todd McElroy                      New York, New York        May 13, 2005
------------------------------           ------------------        ------------
         [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                           -----------

Form 13F Information Table Entry Total:           78
                                           -----------

Form 13F Information Table Value Total:     $ 95,603
                                           -----------
                                           (thousands)




List of Other Included Managers:

None

                                  TITLE OF           MARKET VALUE  SHARES/          PUT/  INVESTMENT
        NAME OF ISSUER             CLASS   CUSIP       * 1000      PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1.  ACTIVE POWER INC                COM    00504W100      405      125000   SH            SOLE                 125000
2.  AFTERMARKET TECHNOLOGY CORP     COM    008318107      990       60000   SH            SOLE                  60000
3.  ***AGRIUM INC                   COM    008916108     1369       75000   SH            SOLE                  75000
4.  AQUANTIVE INC                   COM    03839G105     1328      120000   SH            SOLE                 120000
5.  ASSURANT INC                    COM    04621X108     2359       70000   SH            SOLE                  70000
6.  ATHEROS COMMUNICATIONS INC      COM    04743P108      514       50000   SH            SOLE                  50000
7.  BANK OF NEW YORK CO INC         COM    064057102     1162       40000   SH            SOLE                  40000
8.  CABOT OIL & GAS CORP            COM    127097103     2068       37500   SH            SOLE                  37500
9.  ***CANADIAN PACIFIC RAILWAY     COM    13645T100     1799       50000   SH            SOLE                  50000
10. CANDIES INC                     COM    137409108      667      145000   SH            SOLE                 145000
11. CELADON GROUP INC               COM    150838100      649       35000   SH            SOLE                  35000
12. CERIDIAN CORP                   COM    156779100      597       35000   SH            SOLE                  35000
13. CHESAPEAKE ENERGY CORP          COM    165167107     2194      100000   SH            SOLE                 100000
14. CITIGROUP INC                   COM    172967101      899       20000   SH            SOLE                  20000
15. CROMPTON CORP                   COM    227116100      730       50000   SH            SOLE                  50000
16. DANIELSON HOLDING CORP          COM    236274106     1725      100000   SH            SOLE                 100000
17. DIGI INTERNATIONAL INC          COM    253798102      274       20000   SH            SOLE                  20000
18. DIGITAS INC                     COM    25388K104      505       50000   SH            SOLE                  50000
19. DIOMED HOLDINGS INC             COM    25454R207      695      175000   SH            SOLE                 175000
20. DYCOM INDUSTRIES INC            COM    267475101     1150       50000   SH            SOLE                  50000
21. ELECTRONIC ARTS                 COM    285512109     1036       20000   SH            SOLE                  20000
22. FIRST ACCEPTANCE CORP           COM    318457108     1060      100000   SH            SOLE                 100000
23. ***FOMENTO ECONOMICO MEXICANO   COM    344419106     1692       31600   SH            SOLE                  31600
24. GAYLORD ENTERTAINMENT CO NEW    COM    367905106      606       15000   SH            SOLE                  15000


25. GENWORTH FINANCIAL INC          COM    37247D106     1376       50000   SH            SOLE                  50000
26. W R GRACE & CO-DEL NEW          COM    38388F108      426       50000   SH            SOLE                  50000
27. GREY WOLF INC                   COM    397888108      658      100000   SH            SOLE                 100000
28. HALLIBURTON CO                  COM    406216101     1730       40000   SH            SOLE                  40000
29. HARRAHS ENTERTAINMENT INC       COM    413619107     1292       20000   SH            SOLE                  20000
30. HUNTSMAN CORP                   COM    447011107     1166       50000   SH            SOLE                  50000
31. ***ICICI BANK LTD               COM    45104G104     1036       50000   SH            SOLE                  50000
32. INTEL CORP                      COM    458140100     1162       50000   SH            SOLE                  50000
33. INTL GAME TECHNOLOGY            COM    459902102     1333       50000   SH            SOLE                  50000
34. INTERNET HOLDRS TR              COM    46059W102      828       15000   SH            SOLE                  15000
35. KERYX BIOPHARMACEUTICALS INC    COM    492515101      802       60000   SH            SOLE                  60000
36. LIGHTBRIDGE INC                 COM    532226107      605      100000   SH            SOLE                 100000
37. ***LIONS GATE ENTERTAINMENT     COM    535919203     1381      125000   SH            SOLE                 125000
38. MASSEY ENERGY CORP              COM    576206106     1401       35000   SH            SOLE                  35000
39. MEDIMMUNE INC                   COM    584699102      714       30000   SH            SOLE                  30000
40. MERRILL LYNCH & CO INC          COM    590188108     1132       20000   SH            SOLE                  20000
41. METAL MANAGEMENT INC            COM    591097209      642       25000   SH            SOLE                  25000
42. NATIONAL-OILWELL VARCO INC      COM    637071101     2569       55000   SH            SOLE                  55000
43. NDCHEALTH CORP                  COM    639480102      799       50000   SH            SOLE                  50000
44. NEKTAR THERAPEUTICS             COM    640268108      836       60000   SH            SOLE                  60000
45. ***NETEASE.COM INC              COM    64110W102     1446       30000   SH            SOLE                  30000
46. NEVADA GOLD & CASINOS INC NEW   COM    64126Q206      832       65000   SH            SOLE                  65000
47. NEWFIELD EXPLORATION CO         COM    651290108     1114       15000   SH            SOLE                  15000
48. NEWS CORPORATION                COM    65248E104     8460      500000   SH            SOLE                 500000
49. OREGON STEEL MILLS INC          COM    686079104      690       30000   SH            SOLE                  30000
50. OWENS ILLINOIS INC NEW          COM    690768403     1508       60000   SH            SOLE                  60000


51. PFIZER INC                      COM    717081103     1314       50000   SH            SOLE                  50000
52. PHARMACEUTICAL HOLDRS TR        COM    71712A206     2158       30000   SH            SOLE                  30000
53. PINNACLE ENTERTAINMENT INC      COM    723456109      752       45000   SH            SOLE                  45000
54. PLAINS EXPLORATION AND          COM    726505100     3141       90000   SH            SOLE                  90000
55. PLAYTEX PRODUCTS INC            COM    72813P100      225       25000   SH            SOLE                  25000
56. PRIDE INTERNATIONAL INC DEL     COM    74153Q102     1242       50000   SH            SOLE                  50000
57. REGAL ENTMT GROUP CL A          COM    758766109     1052       50000   SH            SOLE                  50000
58. ***RHODIA                       COM    762397107      375      175000   SH            SOLE                 175000
59. ROWAN COMPANIES INC             COM    779382100     1197       40000   SH            SOLE                  40000
60. SAKS INC                        COM    79377W108     1354       75000   SH            SOLE                  75000
61. SIGNATURE BANK                  COM    82669G104      437       16500   SH            SOLE                  16500
62. SIX FLAGS INC                   COM    83001P109      618      150000   SH            SOLE                 150000
63. SOUTHWESTERN ENERGY CO          COM    845467109     1419       25000   SH            SOLE                  25000
64. SPORTS AUTHORITY INC            COM    84917U109     2200       80000   SH            SOLE                  80000
65. SYMBOL TECHNOLOGIES INC         COM    871508107     1449      100000   SH            SOLE                 100000
66. TELEWEST GLOBAL INC             COM    87956T107     1779      100000   SH            SOLE                 100000
67. TENET HEALTHCARE CORP           COM    88033G100     1268      110000   SH            SOLE                 110000
68. TIME WARNER INC                 COM    887317105      878       50000   SH            SOLE                  50000
69. UNIFI INC                       COM    904677101      352      105000   SH            SOLE                 105000
70. UNOCAL CORP                     COM    915289102     1234       20000   SH            SOLE                  20000
71. VALEANT PHARMACEUTICALS INTL    COM    91911X104     1126       50000   SH            SOLE                  50000
72. VARIAN INC                      COM    922206107      947       25000   SH            SOLE                  25000
73. VULCAN MATERIALS CO             COM    929160109     1421       25000   SH            SOLE                  25000
74. WALTER INDUSTRIES INC NEW       COM    93317Q105     1702       40000   SH            SOLE                  40000
75. WEBMD CORP                      COM    94769M105      850      100000   SH            SOLE                 100000
76. ***TOMMY HILFIGER CORP          COM    G8915Z102      468       40000   SH            SOLE                  40000


77. ***AUDIOCODES LTD ORD           COM    M15342104      450       40000   SH            SOLE                  40000
78. ***ROYAL CARIBBEAN              COM    V7780T103     1788       40000   SH            SOLE                  40000
    CRUISES LTD                                         -----
                                                        95603
                                                        =====

